Short-Term Borrowings and Long-Term Debt (Details of Other Short-Term Borrowings) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021
Short-term Debt [Line Items]
Borrowings from the Bank of Japan		¥ 5,105,225	¥ 6,253,123
Other		148,518	271,675
Total		7,566,771	9,085,912
Mizuho Financial Group Inc
Short-term Debt [Line Items]
Commercial paper and short-term notes issued	[1],[2]	2,266,360	2,528,568
Consolidated VIEs
Short-term Debt [Line Items]
Commercial paper and short-term notes issued		46,668	32,546
Total		¥ 53,668	¥ 36,546

[1]	Short-term notes are issued under the laws of Japan in the form of commercial paper.
[2]	The amounts of commercial paper and short-term notes issued by MHFG’s subsidiaries were ¥2,105,068million and ¥423,500 million, respectively, at March 31, 2021, and ¥1,775,860 million and ¥490,500 million, respectively, at March 31, 2022.